Other Receivables (Tables) (Shenzhen Yeller Audio & Video Technology Co., Ltd.)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Other Receivables
	June 30, 2021 (Unaudited)	December 31, 2020 (Audited)
	$	$
Value Added Tax Receivables	17,797	29,477
Deposit	65,779	65,046
Others	12,394	1,730
	95,970	96,253

	2019	2018
Security deposit	2,871	-
Value Added Tax receivables	60,946	-
Deposit	56,251	-
Others	14,044	-
	$134,112	$-

Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Schedule of Other Receivables
	December 31, 2019	December 31, 2018
Security deposit	2,871	2,908
Value Added Tax Receivables	60,946	54,031
Deposit	56,251	61,747
Others	14,044	-
	$134,112	$118,686